UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2010

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 20, 2011
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  134,369


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3254   37705  SH       SOLE       NONE     0    0       37705
Abbott Labs              COM            002824100      2978   62163  SH       SOLE       NONE     0    0       62163
Air Prod & Chemical	 COM		009158106      3007   33058  SH	      SOLE	 NONE	  0    0       33058
Apple Computer, Inc	 COM		037833100      1466    4546  SH       SOLE	 NONE	  0    0	4546
Applied Materials Inc    COM            038222105       428   30480  SH       SOLE       NONE     0    0       30480
At&T, Inc.		 COM		00206R102      1625   55322  SH	      SOLE	 NONE	  0    0       55322
Automatic Data Processi  COM            053015103      2202   47571  SH       SOLE       NONE     0    0       47571
Berkshire Hathaway       Class B        084670207      5103   63695  SH       SOLE       NONE     0    0       63695
Branch Bank & Trust	 COM		054937107       850   32339  SH	      SOLE	 NONE	  0    0       32339
Brookfield Asset Mgmt	 COM		112585104      2693   80888  SH	      SOLE	 NONE	  0    0       80888
Cenovus Energy Inc	 COM		15135U109      1569   47197  SH	      SOLE	 NONE	  0    0       47197
Chevron Corp	         COM            166764100      3898   42719  SH       SOLE       NONE     0    0       42719
Cisco Systems Inc	 COM		17275R102      1327   65617  SH	      SOLE       NONE     0    0       65617
Cliffs Natural Resources COM		18683K101	444    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	592    9359  SH	      SOLE	 NONE	  0    0	9359
Corning Inc              COM            219350105      2140  110760  SH       SOLE       NONE     0    0      110760
Cummins Inc		 COM		125009100	599    5445  SH	      SOLE	 NONE     0    0        5445
CVS Corp		 COM		126650100      3237   93106  SH	      SOLE	 NONE	  0    0       93106
Dominion Resources	 COM		25746U109      1138   26627  SH	      SOLE	 NONE	  0    0       26627
Encana Corp		 COM		292505104      1651   56702  SH	      SOLE	 NONE	  0    0       56702
Exxon Mobil              COM            30231G102      3657   50016  SH       SOLE       NONE     0    0       50016
FEDEX Corp               COM            31428X106      2097   22544  SH       SOLE       NONE     0    0       22544
General Electric         COM            369604103      2573  140701  SH       SOLE       NONE     0    0      140701
General Mills Inc.	 COM		370334104      1424   40008  SH	      SOLE	 NONE	  0    0       40008
Goldman Sachs Group Inc	 COM		38141G104      2140   12727  SH	      SOLE	 NONE	  0    0       12727
Hewlett Packard		 COM		428236103      1153   27389  SH       SOLE       NONE     0    0       27389
IBM			 COM		459200101      5640   38430  SH       SOLE       NONE     0    0       38430
Insmed Inc New		 COM		457669208	 12   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2759  131198  SH       SOLE       NONE     0    0      131198
iShares Lehman Aggregate COM		464287226       925    8744  SH	      SOLE	 NONE	  0    0        8744
iShares Russell 2000 Ind COM		464287655      2648   33847  SH	      SOLE	 NONE	  0    0       33847
iShares Russell Midcap   COM		464287499      5680   55827  SH	      SOLE	 NONE	  0    0       55827
iShares Tr MSCI Emerging COM		464287234      2712   56929  SH	      SOLE	 NONE	  0    0       56929
iShares Trust MSCI EAFE  COM		464287465      1560   26799  SH	      SOLE	 NONE	  0    0       26799
iShares Trust Russell 20 COM		464287630       771   10849  SH       SOLE	 NONE	  0    0       10849
ishares Trust S&P 100	 COM		464287101	555    9785  SH	      SOLE	 NONE	  0    0        9785
J.P. Morgan Chase & Co.  COM            46625H100      3456   81467  SH       SOLE       NONE     0    0       81467
Johnson & Johnson        COM            478160104      3546   57339  SH       SOLE       NONE     0    0       57339
Johnson Controls         COM            478366107      4053  106110  SH       SOLE       NONE     0    0      106110
Kellogg			 COM		487836108      2193   42931  SH	      SOLE	 NONE	  0    0       42931
Kraft Foods		 COM		50075N104      1180   37457  SH	      SOLE	 NONE	  0    0       37457
McDonalds Corp		 COM		580135101      3208   41795  SH	      SOLE	 NONE	  0    0       41795
McKesson HBOC Inc	 COM		58155Q103      2131   30275  SH	      SOLE	 NONE	  0    0       30275
Medtronic		 COM		585055106      1640   44214  SH	      SOLE	 NONE	  0    0       44214
Microsoft Corp           COM            594918104      3484  124825  SH       SOLE       NONE     0    0      124825
Oracle Corp              COM            68389X105      2415   77695  SH       SOLE       NONE     0    0       77695
Pepsico Inc              COM            713448108      4282   65552  SH       SOLE       NONE     0    0       65552
Pitney Bowes Inc	 COM		724479100	411   17010  SH	      SOLE	 NONE	  0    0       17010
Proctor & Gamble         COM            742718109      4624   71886  SH       SOLE       NONE     0    0       71886
Quaterra Resources 	 COM		747952109	 65   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	469    3727  SH	      SOLE	 NONE	  0    0	3727
Schlumberger		 COM		806857108      2082   24933  SH	      SOLE	 NONE     0    0       24933
Staples Inc		 COM		855030102      2381  104572  SH	      SOLE	 NONE	  0    0      104572
State Street Corp	 COM		857477103      1399   30190  SH	      SOLE	 NONE	  0    0       30190
The Travelers Companies  COM		89417E109      1749   31390  SH	      SOLE	 NONE	  0    0       31390
United Parcel Service    Class B        911312106      1074   14798  SH       SOLE       NONE     0    0       14798
US Bancorp Del Com New	 COM		902973304	416   15407  SH	      SOLE	 NONE	  0    0       15407
Vanguard Index Funds	 COM		922908769	358    5513  SH	      SOLE	 NONE	  0    0        5513
Vanguard Info Tech Index COM		92204A702      1072   17433  SH	      SOLE	 NONE	  0    0       17433
Varian Medical Systems   COM            92220P105      4390   63367  SH       SOLE       NONE     0    0       63367
Wells Fargo              COM            949746101      2776   89584  SH       SOLE       NONE     0    0       89584
Western Union            COM            959802109       967   52066  SH       SOLE       NONE     0    0       52066
Wisdomtree Emerg Mkts Eq COM		97717W315	996   16689  SH	      SOLE	 NONE     0    0       16689
Wisdomtree Emg Mk Sm Cap COM		97717W281	393    7204  SH	      SOLE	 NONE     0    0        7204
Zimmer Holdings Inc      COM            98956P102       652   12138  SH       SOLE       NONE     0    0       12138
